Net Loss per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Loss Per Share Attributable to Common Stockholders (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (3,439,892)	$ (3,035,904)	$ (8,054,240)	$ (7,033,821)	$ (9,057,163)	$ (10,683,561)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	23,467,324	19,358,016	23,163,414	18,847,797	18,837,358	11,817,755
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	23,467,324	19,358,016	23,163,414	18,847,797	18,837,358	11,817,755
Net loss per share attributable to common stockholders, basic	$ (0.15)	$ (0.16)	$ (0.35)	$ (0.37)	$ (0.48)	$ (0.90)
Net loss per share attributable to common stockholders, diluted	$ (0.15)	$ (0.16)	$ (0.35)	$ (0.37)	$ (0.48)	$ (0.90)